Submission	May 28, 2026
Submission [Line Items]
Central Index Key	0000892992
Registrant Name	Nuveen Arizona Quality Municipal Income Fund
Registration File Number	333-294959
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES